Employee Stock And Incentive Plan	12 Months Ended
Dec. 31, 2011
Employee Stock And Incentive Plan [Abstract]
Employee Stock And Incentive Plan

Note 14 – Employee Stock and Incentive Plan

Under the Company's 2009 Omnibus Equity Compensation Plan (the "2009 Plan"), as approved by the Company's shareholders to replace the 2004 Equity Compensation Plan (the "2004 Plan"), stock options, stock units, stock awards, stock appreciation rights, dividend equivalents, and other stock-based awards may be granted to employees, non-employee directors, and consultants and advisors. The 2009 Plan authorizes 5,000,000 shares for issuance under the plan. A maximum of 50% of the shares available for issuance under the 2009 Plan may be issued as stock awards or share units and the maximum number of shares that may be subject to grants under the Plan to any one individual in any one year is 200,000. Shares issued under the 2009 Plan may be original issue shares, the issuance of treasury shares, or shares purchased by the Company in the open-market. Awards under the 2009 Plan are made by a committee of the Board of Directors. At December 31, 2011, 4,266,953 shares underlying stock option and restricted stock awards were still available for grant under the 2009 Plan. No further grants may be made under the 2004 plan.

Included within the Company's stock-based compensation for the years ended December 31, 2011, 2010, and 2009 is $113, $104, and $102, respectively, of stock-based compensation associated with discontinued operations.

Performance Share Units – During 2011, the Company granted performance share units. There were no grants in 2010 or 2009. A performance share unit ("PSU") represents the right to receive a share of the Company's common stock if specified performance goals are met over the three year performance period specified in the grant, subject to certain exceptions through the three year vesting period. Each grantee is granted a target award of PSUs, and may earn between 0% and 200% of the target amount depending on the Company's performance against the performance goals, which consist of the following metrics: 25% of the PSUs will be earned based on the Company's total shareholder return (TSR) compared to the TSR for the companies listed in the Standard and Poor's Midcap Utilities Index (a market-based condition), 25% of the PSUs will be earned based on the Company's TSR compared to the TSR for a specific peer group of six other investor-owned water companies (a market-based condition), and 50% of the PSUs will be earned based on the Company's three-year compound annual growth rate (CAGR) in earnings per share (EPS) compared to a target EPS CAGR of 5% (a performance-based condition). During the year ended December 31, 2011, the Company recorded stock-based compensation related to PSUs as a component of operations and maintenance expense of $991, and recorded an income tax benefit of $403. The following table summarizes nonvested PSU transactions for the year ended December 31, 2011:

	Number	Weighted
	of	Average
	Share Units	Fair Value

Nonvested share units at beginning of period	-	$-
Granted	109,375	24.38
Performance criteria adjustment	30,773	24.38
Forfeited	(2,564)	24.38
Vested	-	-
Share unit awards issued	-	-
Nonvested share units at end of period	137,584	$24.38

A portion of the fair value of PSUs was estimated at the grant date based on the probability of satisfying the market-based conditions using the Monte Carlo valuation method. The portion of the fair value of the PSUs associated with performance-based conditions was based on the fair market value of the Company's stock at the grant date, regardless of whether the market-based condition is satisfied. The fair value of each PSU grant is amortized into compensation expense on a straight-line basis over their respective vesting periods, which range from 24 to 36 months. The accrual of compensation costs is based on our estimate of the final expected value of the award, and is adjusted as required for the portion based on the performance-based condition. The Company assumes that forfeitures will be minimal, and recognizes forfeitures as they occur, which results in a reduction in compensation expense. As the payout of the PSUs includes dividend equivalents, no dividend yield assumption is required in calculating the fair value of the PSUs. The recording of compensation expense for PSUs has no impact on net cash flows. The following table provides the assumptions used in the pricing model for the grant and the resulting grant date fair value of PSUs:

Year ended
December 31,
2011

Expected term (years)	3.0
Risk-free interest rate	1.2%
Expected volatility	29.7%
Grant date fair value per
performance share unit	$24.38

As of December 31, 2011, $2,296 of unrecognized compensation costs related to PSUs is expected to be recognized over a weighted average period of approximately 2 years.

Restricted Stock Units – A restricted stock unit ("RSU") represents the right to receive a share of the Company's common stock and are valued based on the fair market value of the Company's stock on the date of grant. RSUs are eligible to be earned at the end of a specified restricted period, generally three years, beginning on the date of grant, in some cases, subject to the achievement of certain performance conditions. During the year ended December 31, 2011, the Company recorded stock-based compensation related to awards of RSUs as a component of operations and maintenance expense of $347, and recorded an income tax benefit of $143. The Company assumes that forfeitures will be minimal, and recognizes forfeitures as they occur, which results in a reduction in compensation expense. The following table summarizes nonvested RSU transactions for the year ended December 31, 2011:

	Number	Weighted
	of	Average
	Stock Units	Fair Value

Nonvested stock units at beginning of period	-	$-
Granted	44,342	22.21
Vested	-	-
Forfeited	-	-
Nonvested stock units at end of period	44,342	$22.21

As of December 31, 2011, $638 of unrecognized compensation costs related to restricted stock units is expected to be recognized over a weighted average period of approximately 1.7 years.

Stock Options – The following table provides compensation costs for stock-based compensation:

	Years ended December 31,
	2011	2010	2009
Stock-based compensation within
operations and maintenance expense	$1,437	$2,064	$2,531
Income tax benefit	709	766	483
Capitalized compensation costs within
property plant and equipment	-	-	74

There were no stock options granted during the year ended December 31, 2011. During the second quarter of 2011, the Company changed its estimation assumptions related to its historical stock option forfeitures which resulted in a favorable adjustment to compensation expense of $644 and additional income tax expense of $52.

The Company estimates forfeitures in calculating compensation expense instead of recognizing these forfeitures and the resulting reduction in compensation expense as they occur. The estimate of forfeitures will be adjusted over the vesting period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. The recording of compensation expense for share-based compensation has no impact on net cash flows and results in the reclassification on the consolidated cash flow statements of related tax benefits from cash flows from operating activities to cash flows from financing activities to the extent these tax benefits exceed the associated compensation cost.

Options under the plans were issued at the closing market price of the stock on the day of the grant. Options are exercisable in installments of 33% annually, starting one year from the date of the grant and expire 10 years from the date of the grant. The fair value of each option is amortized into compensation expense on a straight-line basis over their respective 36 month vesting period, net of estimated forfeitures. The fair value of options was estimated at the grant date using the Black-Scholes option-pricing model, which relies on assumptions that require management's judgment. The following table provides the assumptions used in the pricing model for grants and the resulting grant date fair value of stock options granted in the periods reported:

	Years ended December 31,
	2010	2009

Expected term (years)	6.0	5.3
Risk-free interest rate	2.8%	2.2%
Expected volatility	26.7%	31.3%
Dividend yield	3.3%	3.0%
Grant date fair value per option	$3.49	$4.37

Historical information was the principal basis for the selection of the expected term and dividend yield. The expected volatility is based on a weighted average combination of historical and implied volatilities over a time period that approximates the expected term of the option. The risk-free interest rate was selected based upon the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option.

The following table summarizes stock option transactions for the year ended December 31, 2011:

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Life (years)	Value
Options:
Outstanding, beginning of year	3,839,197	$19.54
Granted	-	-
Forfeited	(13,908)	18.62
Expired	(23,839)	23.02
Exercised	(424,490)	15.56
Outstanding, end of year	3,376,960	$20.03	4.9	$10,698

Exercisable, end of year	2,893,668	$20.38	4.5	$8,691

The intrinsic value of stock options is the amount by which the market price of the stock on a given date, such as at the end of the period or on the day of exercise, exceeded the closing market price of stock on the date of grant. The following table summarizes the aggregate intrinsic value of stock options exercised and the fair value of stock options which became vested:

	Years ended December 31,
	2011	2010	2009

Intrinsic value of options exercised	$3,071	$2,700	$1,393
Fair value of options vested	2,077	2,373	2,266

The following table summarizes information about the options outstanding and options exercisable as of December 31, 2011:

	Options Outstanding			Options Exercisable
		Weighted Weighted			Weighted
		Average	Average		Average
		Remaining	Exercise		Exercise
	Shares	Life (years)	Price	Shares	Price
Range of prices:
$10.00- 12.99	218,365	0.9	$12.48	218,365	$12.48
$13.00- 16.99	394,259	2.0	15.70	394,259	15.70
$17.00- 19.99	1,378,659	6.2	18.24	895,367	18.43
$20.00- 22.99	459,377	6.2	20.18	459,377	20.18
$23.00- 27.99	484,500	5.1	23.26	484,500	23.26
$28.00- 29.99	441,800	4.2	29.46	441,800	29.46
	3,376,960	4.9	$20.03	2,893,668	$20.38

As of December 31, 2011, there was $674 of total unrecognized compensation cost related to nonvested stock options granted under the plans. The cost is expected to be recognized over a weighted average period of approximately 10 months.

Restricted Stock – Restricted stock awards provide the grantee with the rights of a shareholder, including the right to receive dividends and to vote such shares, but not the right to sell or otherwise transfer the shares during the restriction period. Restricted stock awards result in compensation expense which is equal to the fair market value of the stock on the date of the grant and is amortized ratably over the restriction period. The Company expects forfeitures of restricted stock to be de minimis.

The following table provides compensation costs for stock-based compensation:

	Years ended December 31,
	2011	2010	2009
Stock-based compensation within
operations and maintenance expense	$1,833	$1,967	$1,072
Income tax benefit	753	808	441

The following table summarizes nonvested restricted stock transactions for the year ended December 31, 2011:

	Number	Weighted
	of	Average
	Shares	Fair Value
Nonvested shares at beginning of period	233,387	$17.62
Granted	66,000	22.21
Vested	(88,704)	18.60
Forfeited	(2,694)	17.23
Nonvested shares at end of period	207,989	$18.66

The following table summarizes the value of restricted stock awards:
	Years ended December 31,
	2011	2010	2009

Intrinsic value of restricted stock awards vested	$2,020	$1,147	$746
Fair value of restricted stock awards vested	1,650	1,270	887
Weighted average fair value of restricted stock awards granted	22.21	17.19	18.47

As of December 31, 2011, $2,090 of unrecognized compensation costs related to restricted stock is expected to be recognized over a weighted average period of approximately 1.0 years. The aggregate intrinsic value of restricted stock as of December 31, 2011 was $4,586. The aggregate intrinsic value of restricted stock is based on the number of shares of restricted stock and the market value of the Company's common stock as of the period end date.